SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
Supplemental Cash Flow Elements [Abstract]
Interest	$ 2,849	$ 3,507	$ 4,206	$ 8,596
Income taxes	150	396	415	278
Deferred purchase price of UK factoring facility	3,456	5,234	7,194	8,036
Redeemable Series H Preferred Stock, net	8,265
Debt discount	735
Earnout liability	4,450
Goodwill	5,974
Intangible assets	5,800
Warrant Modification	837
Dividends accrued to related parties		795
Acquisition of Right of Use Assets		2,735
Shares issued in connection with Jackson term loan				324
Increase in lease liabilities from obtaining right-of-use assets – ASC 842 adoption			3,527	450
Warrants adjustments in connection with Jackson term loan				126
Deemed dividend		1,798	1,798	4,690
Conversion of Series E Preferred Stock – Related Party		6,172	6,172
Conversion of Series E-1 Preferred Stock – Related Party		1,493	1,493
Conversion of Series G Preferred Stock – Related Party to debt		6,172	6,172
Conversion of Series G-1 Preferred Stock – Related Party to debt		$ 1,561	$ 1,561